Loss Per Share - Schedule of Basic Loss Per Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Basic Loss Per Share [Abstract]
Net loss	$ (11,392,814)	$ (3,355,366)
Weighted average number of ordinary shares outstanding	10,906,233	5,622,954
Basic loss per ordinary share	$ (1.04)	$ (0.6)